Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2023	2022
Trade accounts receivable	$48,582,555	$53,896,259
Less: allowance for credit losses	(67,088)	(126,372)
Accounts receivable, net	$48,515,467	$53,769,887

The movement of the allowance for doubtful accounts is as follows:

	Fiscal Year
	2023	2022
Balance as of June 30, 2022	$126,372	$309,076
Adoption of ASU 2016-13	13,372	-
Provision for doubtful accounts	11,238	2,508
Recovery of doubtful accounts	(15,788)	(180,518)
Write off for doubtful account	(67,599)	-
Foreign currency translation adjustments	(507)	(4,694)
Balance as of June 30, 2023	$67,088	$126,372